Intangible assets, net (Additional Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Impairment	$ 202	$ 1,230
Continuing Operations [Member]
Amortization of Intangible Assets	181	2,702
Impairment	$ 202	1,230
Discontinued Operations [Member]
Amortization of Intangible Assets		$ 314	$ 1,309
Impairment			$ 18,893